Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Assets
Cash and deposits with financial institutions	[1],[2]	$ 58,329	$ 58,631	$ 90,312
Precious metals	[2]	2,419	1,253	937
Trading assets
Securities	[2]	124,117	123,091	107,612
Loans	[2]	7,642	7,141	7,544
Other	[2]	2,240	2,048	2,712
Total trading assets	[2]	133,999	132,280	117,868
Securities purchased under resale agreements and securities borrowed	[2]	193,796	192,858	199,325
Derivative financial instruments	[2]	39,987	44,856	51,340
Investment securities	[2]	151,776	144,784	118,237
Loans
Residential mortgages	[2]	348,631	344,168	344,182
Personal loans	[2]	106,543	105,528	104,170
Credit cards	[2]	17,646	17,579	17,109
Business and government	[2]	292,973	292,758	291,822
Loans and receivables gross	[2]	765,793	760,033	757,283
Allowance for credit losses	[2]	6,582	6,507	6,372
Loans and receivables	[2]	759,211	753,526	750,911
Other
Customers' liability under acceptances, net of allowance	[2]	3,282	9,117	18,628
Property and equipment	[2]	5,384	5,493	5,642
Investments in associates	[2]	2,107	2,067	1,925
Goodwill and other intangible assets	[2]	16,969	17,054	17,193
Deferred tax assets	[2]	3,177	3,455	3,541
Other assets	[2]	31,930	34,056	35,184
Other Assets	[2]	62,849	71,242	82,113
Total assets	[2]	1,402,366	1,399,430	1,411,043
Deposits
Personal	[2]	296,750	292,117	288,617
Business and government	[2]	606,964	605,457	612,267
Financial institutions	[2]	45,487	44,454	51,449
Deposits	[2],[3]	949,201	942,028	952,333
Financial instruments designated at fair value through profit or loss	[2]	37,754	32,987	26,779
Other
Acceptances	[2]	3,330	9,205	18,718
Obligations related to securities sold short	[2]	32,672	37,780	36,403
Derivative financial instruments	[2]	47,364	52,861	58,660
Obligations related to securities sold under repurchase agreements and securities lent	[2]	178,595	173,602	160,007
Subordinated debentures	[2]	7,716	8,129	9,693
Other liabilities	[2]	62,515	61,763	69,879
Other Liabilities	[2]	332,192	343,340	353,360
Total liabilities	[2]	1,319,147	1,318,355	1,332,472
Equity
Retained earnings	[2]	57,541	57,081	55,673
Accumulated other comprehensive income (loss)	[2]	(6,298)	(7,502)	(6,931)
Other reserves	[2]	(67)	(68)	(84)
Total common equity	[2]	72,725	70,577	68,767
Total equity attributable to equity holders of the Bank	[2]	81,504	79,356	76,842
Non-controlling interests in subsidiaries	[2]	1,715	1,719	1,729
Total equity	[2]	83,219	81,075	78,571
Total liabilities and equity	[2]	1,402,366	1,399,430	1,411,043
Common shares [member]
Equity
Common shares	[2]	21,549	21,066	20,109
Total equity		21,549	21,066	20,109
Preference shares [member]
Equity
Preferred shares and other equity instruments	[2]	$ 8,779	$ 8,779	$ 8,075

[1]	Net of allowances of $3 (April 30, 2024 – $3; October 31, 2023 – $7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Deposits denominated in U.S. dollars amount to $300,445 (April 30, 2024 – $304,171; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $20,655 (April 30, 2024 – $19,590; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $37,502 (April 30, 2024 – $39,429; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,644 (April 30, 2024 – $112,707; October 31, 2023 – $116,926).